Employee Benefit Plan	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Employee Benefit Plan
Note 8.	Employee Benefit Plan
The Company provides and sponsors a 401(k) plan for its employees. For the years ended December 31, 2017 and 2016, no contributions were made to the plan by the Company.